Segment Information - Segment Information for the Operating Segments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
REVENUE	¥ 2,516,810	¥ 2,374,934	¥ 2,032,298
Depreciation, depletion and amortization	(225,262)	(232,276)	(237,807)
Including: Impairment losses of property, plant and equipment	(13,419)	(29,925)	(17,947)
Profit / (loss) from operations	121,762	122,942	70,836
Finance costs:
Exchange gain	10,017	12,701	8,252
Exchange loss	(10,016)	(11,581)	(9,436)
Interest income	3,631	3,779	2,912
Interest expense	(30,409)	(22,718)	(22,841)
Total net finance costs	(26,777)	(17,819)	(21,113)
Share of profit / (loss) of associates and joint ventures	8,229	11,647	5,968
Profit before income tax expense	103,214	116,770	55,691
INCOME TAX EXPENSE	(36,199)	(42,790)	(16,296)
Profit for the year	67,015	73,980	39,395
Other assets	29,908	24,759	26,724
Investments in associates and joint ventures	102,073	89,362	81,159
Assets	2,732,910	2,440,877	2,413,499
Capital expenditures	296,776	256,106	216,381
Liabilities	1,288,605	1,031,986	1,035,511
Other liabilities	88,793	100,303	70,666
Exploration and production [member]
Disclosure of operating segments [Line Items]
REVENUE	123,648	119,417	96,127
Depreciation, depletion and amortization	(158,874)	(169,622)	(169,484)
Including: Impairment losses of property, plant and equipment	(11,562)	(26,002)	(6,565)
Profit / (loss) from operations	96,097	73,519	15,475
Finance costs:
Share of profit / (loss) of associates and joint ventures	3,513	4,224	1,716
Investments in associates and joint ventures	45,721	39,235	39,517
Capital expenditures	230,117	196,109	161,997
Refining and chemicals [member]
Disclosure of operating segments [Line Items]
REVENUE	190,501	204,665	188,926
Depreciation, depletion and amortization	(24,995)	(25,318)	(32,751)
Including: Impairment losses of property, plant and equipment	(1,444)	(3,393)	(10,223)
Profit / (loss) from operations	13,764	44,701	43,075
Finance costs:
Share of profit / (loss) of associates and joint ventures	58	63	(89)
Investments in associates and joint ventures	1,022	1,010	1,375
Capital expenditures	21,279	15,419	17,859
Marketing [member]
Disclosure of operating segments [Line Items]
REVENUE	1,850,234	1,722,355	1,480,610
Depreciation, depletion and amortization	(17,131)	(13,511)	(12,734)
Including: Impairment losses of property, plant and equipment	(1)		(7)
Profit / (loss) from operations	(565)	(6,450)	8,279
Finance costs:
Share of profit / (loss) of associates and joint ventures	1,402	4,214	1,501
Investments in associates and joint ventures	19,159	17,437	11,938
Capital expenditures	17,618	17,010	10,982
Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
REVENUE	350,371	326,727	265,236
Depreciation, depletion and amortization	(22,375)	(21,985)	(21,146)
Including: Impairment losses of property, plant and equipment	(412)	(530)	(1,150)
Profit / (loss) from operations	26,108	25,515	15,688
Finance costs:
Share of profit / (loss) of associates and joint ventures	501	496	279
Investments in associates and joint ventures	9,713	7,022	5,534
Capital expenditures	27,004	26,502	24,529
Head office and other [member]
Disclosure of operating segments [Line Items]
REVENUE	2,056	1,770	1,399
Depreciation, depletion and amortization	(1,887)	(1,840)	(1,692)
Including: Impairment losses of property, plant and equipment			(2)
Profit / (loss) from operations	(13,642)	(14,343)	(11,681)
Finance costs:
Share of profit / (loss) of associates and joint ventures	2,755	2,650	2,561
Investments in associates and joint ventures	26,458	24,658	22,795
Capital expenditures	758	1,066	1,014
Operating segments [member]
Disclosure of operating segments [Line Items]
REVENUE	4,139,113	3,938,043	3,199,215
Finance costs:
Assets	4,355,697	3,873,184	3,813,963
Liabilities	2,048,238	1,488,705	1,525,761
Operating segments [member] | Exploration and production [member]
Disclosure of operating segments [Line Items]
REVENUE	676,320	658,712	505,430
Finance costs:
Assets	1,520,697	1,227,613	1,211,912
Liabilities	720,028	466,097	525,085
Operating segments [member] | Refining and chemicals [member]
Disclosure of operating segments [Line Items]
REVENUE	902,679	911,224	735,486
Finance costs:
Assets	365,013	324,639	327,186
Liabilities	132,018	59,139	91,632
Operating segments [member] | Marketing [member]
Disclosure of operating segments [Line Items]
REVENUE	2,165,391	2,003,105	1,660,456
Finance costs:
Assets	524,321	429,854	397,813
Liabilities	324,822	239,187	199,340
Operating segments [member] | Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
REVENUE	391,023	362,626	295,786
Finance costs:
Assets	536,298	519,553	519,249
Liabilities	277,370	158,153	120,244
Operating segments [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
REVENUE	3,700	2,376	2,057
Finance costs:
Assets	1,409,368	1,371,525	1,357,803
Liabilities	594,000	566,129	589,460
Elimination of intersegment amounts [member]
Disclosure of operating segments [Line Items]
REVENUE	(1,622,303)	(1,563,109)	(1,166,917)
Finance costs:
Assets	(1,754,768)	(1,546,428)	(1,508,347)
Liabilities	(848,426)	(557,022)	(560,916)
Elimination of intersegment amounts [member] | Exploration and production [member]
Disclosure of operating segments [Line Items]
REVENUE	(552,672)	(539,295)	(409,303)
Elimination of intersegment amounts [member] | Refining and chemicals [member]
Disclosure of operating segments [Line Items]
REVENUE	(712,178)	(706,559)	(546,560)
Elimination of intersegment amounts [member] | Marketing [member]
Disclosure of operating segments [Line Items]
REVENUE	(315,157)	(280,750)	(179,846)
Elimination of intersegment amounts [member] | Natural gas and pipeline [member]
Disclosure of operating segments [Line Items]
REVENUE	(40,652)	(35,899)	(30,550)
Elimination of intersegment amounts [member] | Head office and other [member]
Disclosure of operating segments [Line Items]
REVENUE	¥ (1,644)	¥ (606)	¥ (658)